Document and Entity Information	Mar. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001547950
Document Creation Date	Mar. 26, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Exchange Listed Funds Trust
Document Effective Date	Mar. 28, 2025
Prospectus Date	Mar. 28, 2025
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Bancreek U.S. Large Cap ETF | Bancreek U.S. Large Cap ETF
Prospectus:
Trading Symbol	BCUS
Bancreek International Large Cap ETF | Bancreek International Large Cap ETF
Prospectus:
Trading Symbol	BCIL
Saba Closed-End Funds ETF | Saba Closed-End Funds ETF
Prospectus:
Trading Symbol	CEFS
Akros Monthly Payout ETF | Akros Monthly Payout ETF
Prospectus:
Trading Symbol	MPAY